ERShares Entrepreneur 30 ETF	September 30, 2020 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	26.6%
Consumer Discretionary	18.9
Financials	7.1
Health Care	12.5
Technology	34.9
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 97.4%
Communications — 25.9%
5,556	Alphabet, Inc., Class A †	$8,142,873
30,043	Facebook, Inc., Class A †	7,868,262
13,706	Netflix, Inc. †	6,853,411
22,478	Roku, Inc. †	4,243,846
6,000	Trade Desk, Inc. (The), Class A †	3,112,680
82,901	Twitter, Inc. †	3,689,095
14,371	VeriSign, Inc. †	2,943,899
		36,854,066
Consumer Discretionary — 18.5%
4,087	Amazon.com, Inc. †	12,868,860
33,329	Copart, Inc. †	3,504,878
15,575	Tesla, Inc. †	6,681,831
11,000	Wayfair, Inc., Class A †	3,201,110
		26,256,679
Financials — 6.9%
4,352	BlackRock, Inc.	2,452,570
29,979	Intercontinental Exchange, Inc.	2,999,399
26,508	Square, Inc., Class A †	4,308,875
		9,760,844
Health Care — 12.1%
13,253	Masimo Corp. †	3,128,503
6,501	Regeneron Pharmaceuticals, Inc. †	3,639,130
19,004	ResMed, Inc.	3,257,856
18,592	Seattle Genetics, Inc. †	3,638,268
16,200	Teladoc Health, Inc. †	3,551,688
		17,215,445
Technology — 34.0%
39,500	Datadog, Inc., Class A †	4,035,320
23,045	Fortinet, Inc. †	2,714,931
14,458	NVIDIA Corp.	7,824,959
14,550	Okta, Inc. †	3,111,518
10,000	RingCentral, Inc., Class A †	2,746,100
26,930	Salesforce.com, Inc. †	6,768,047
160,000	Slack Technologies, Inc., Class A †	4,297,600
16,700	Synopsys, Inc. †	3,573,466
14,000	Twilio, Inc. †	3,459,260
14,710	Veeva Systems, Inc., Class A †	4,136,305
12,000	Zoom Video Communications, Inc., Class A †	5,641,320
		48,308,826
Total Common Stocks (Cost $95,611,654)		$138,395,860
Total Investments — 97.4%
(Cost $95,611,654)		$138,395,860
Other Assets less Liabilities — 2.6%		3,615,323
Net Assets — 100.0%		$142,011,183

†	Non-income producing security

ERShares Non-US Small Cap ETF	September 30, 2020 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	8.5%
Consumer Discretionary	24.3
Consumer Staples	3.1
Energy	2.5
Financials	11.3
Health Care	10.8
Industrials	5.6
Technology	33.9
Total	100.0%

Portfolio holdings and allocations are subject to change. As of September 30, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund'stotal net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 99.1%
Communications — 8.4%
47,132	carsales.com, Ltd.	$706,062
5,823	Fiverr International, Ltd. †	809,281
2,712,494	Plan B Media PCL	503,160
51,332	SEEK, Ltd.	791,872
		2,810,375
Consumer Discretionary — 24.0%
128,500	Best World International, Ltd. (a)(b)	128,025
150,000	boohoo Group PLC †	724,159
2,152,067	Bosideng International Holdings, Ltd.	671,425
37,722	Dunelm Group PLC	679,221
10,500	Evolution Gaming Group	693,768
63,315	Flight Centre Travel Group, Ltd.	636,182
113,524	Frasers Group PLC †	503,468
226,583	Harvey Norman Holdings, Ltd.	737,471
49,579	Kogan.com, Ltd.	723,816
656,032	Nagacorp, Ltd.	784,052
35,000	Niu Technologies ADR †	672,000
16,735	Raksul, Inc. †	682,384
46,807	S-Pool, Inc.	375,225
		8,011,196
Consumer Staples — 3.1%
250,000	Ausnutria Dairy Corp., Ltd.	398,541
20,801	Fevertree Drinks PLC	621,708
		1,020,249
Energy — 2.5%
3,473	Solaredge Technologies, Inc. †	827,790
Financials — 11.2%
16,757	Afterpay, Ltd. †	987,735
3,939	Enstar Group, Ltd. †	636,149
13,691	First National Financial Corp.	329,127
19,691	Futu Holdings, Ltd. ADR †	563,556
7,177	GMO Payment Gateway, Inc.	768,819
51,609	Tricon Capital Group, Inc.	427,895
		3,713,281
Health Care — 10.7%
529,797	3SBio, Inc. †	600,278
10,646	Cellavision AB	425,016
475,787	China Medical System Holdings, Ltd.	526,469
11,999	CRISPR Therapeutics AG †	1,003,596
175,000	Riverstone Holdings, Ltd.	450,241
8,616	Sectra AB, Class B Shares †	570,129
		3,575,729
Industrials — 5.5%
43,000	Homeserve PLC	685,199
28,559	Instalco AB	635,157
10,000	Jtower, Inc. †	527,158
		1,847,514
Technology — 33.7%
10,320	Akatsuki, Inc.	455,720
18,322	Audiocodes, Ltd.	576,409
20,447	Bilibili, Inc. ADR †	850,595
21,289	Computacenter PLC	650,073
6,072	CyberArk Software, Ltd. †	627,966
18,137	Frontier Developments PLC †	635,912
4,512	Globant SA †	808,641
89	Hi-P International, Ltd.	78
323,458	Kingdee International Software Group Co., Ltd.	843,677
15,000	Materialise NV ADR †	553,650

ERShares Non-US Small Cap ETF	September 30, 2020 (Unaudited)

Shares		Fair Value
Technology — 33.7%(Continued)
35,974	Pro Medicus, Ltd.	$701,660
14,424	Radware, Ltd. †	349,638
26,260	Real Matters, Inc. †	511,769
6,770	SHIFT, Inc. †	1,015,327
8,073	Sinch AB †	658,338
32,843	Solutions 30 SE †	689,436
268,000	Tianneng Power International, Ltd.	481,525
3,136	Wix.com, Ltd. †	799,210
		11,209,624
Total Common Stocks (Cost $27,499,952)		$33,015,758
Total Investments — 99.1%
(Cost $27,499,952)		$33,015,758
Other Assets less Liabilities — 0.9%		305,511
Net Assets — 100.0%		$33,321,269

†	Non-income producing security
(a)	This security has been deemed illiquid and represents 0.38% of the Fund’s net assets.
(b)	This security was fair valued based upon procedures approved by the Board of Trustees and represents 0.38% of the Fund’s net assets.

ADR — American Depositary Receipt
PCL — Public Company Limited
PLC — Public Limited Company

Schedule of Investments Country of Risk Table

	Value	Percentage of Fair Value
Argentina	$808,641	2.5%
Australia	5,284,798	16.0
Belgium	553,650	1.7
Bermuda	636,149	1.9
Cambodia	784,052	2.4
Canada	1,268,791	3.8
China	4,538,100	13.8
Hong Kong	1,069,966	3.2
Israel	3,990,294	12.1
Japan	3,824,633	11.6
Luxembourg	689,436	2.1
Singapore	578,344	1.8
Sweden	2,982,408	9.0
Switzerland	1,003,596	3.0
Thailand	503,160	1.5
United Kingdom	4,499,740	13.6
Total	$33,015,758	100.0%